Mezzanine Capital (Tables)	6 Months Ended
Jun. 30, 2024
Temporary Equity Disclosure [Abstract]
Mezzanine Capital
Mezzanine capital consisted of the following:

	December 31, 2023
	Units Authorized	Units Issued and Outstanding
Class PCTA Units	3,982,675	3,982,675
Class I Units	1,000,000	1,000,000

	December 31, 2022
	Units Authorized	Units Issued and Outstanding
Class PCTA Units	3,982,675	3,982,675
Class I Units	1,000,000	1,000,000